TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 12:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rate in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 25% in 2013, 26.5% in 2014 and 26.5% in 2015.

On January 4, 2016, the Israeli Parliament's Plenum approved by a second and third reading the Bill for Amending the Income Tax Ordinance (No. 217) (Reduction of Corporate Tax Rate), 2015, which consists of the reduction of the corporate tax rate from 26.5% to 25%. The Company estimates that the effect of the change in tax rates will result in a decrease in deferred tax balances as of December 31, 2015 in immaterial amounts.

2.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Effective January 1, 2011, the Knesset enacted the Law for Economic Policy for 2011 and 2012 (Amended Legislation), and among other things, amended the Law, ("the Amendment"). According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate of 16% applies to the Company's entire preferred income. The profits of these “Industrial Companies” will be freely distributable as dividends, subject to a withholding tax of 25% (on distribution commencing January 1, 2015) or lower, under an applicable tax treaty.

The Company and one of its Israeli subsidiaries have elected to apply the new incentives regime under the Amendment to their industrial activity in Israel, subject to meeting its requirements, starting in 2014.

3.	The Company's Israeli entities have received final tax assessments for their Israeli tax return filings through the year 2011.

4.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company qualifies as an Industrial Company within the meaning of the Law for the Encouragement of Industry (Taxes), 1969 (the "Industrial Encouragement Law"). The Industrial Encouragement Law defines an "Industrial Company" as a company that is resident in Israel and that derives at least 90% of its income in any tax year, other than income from defense loans, capital gains, interest and dividends, from an enterprise whose major activity in a given tax year is industrial production. Under the Industrial Encouragement Law, the Company is entitled to amortization of the cost of purchased know-how and patents over an eight-year period for tax purposes as well as accelerated depreciation rates on equipment and buildings.

Eligibility for the benefits under the Industrial Encouragement Law is not subject to receipt of prior approval from any governmental authority.

5.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, some of the Company's Israeli subsidiaries calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31 of each year.

b.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding tax rates.

The amount of the Company cash and cash equivalents that are currently held outside of Israel that would be subject to income taxes if distributed as dividends is $ 17,521. However, a determination of the amount of the unrecognized deferred tax liability for temporary difference related to those undistributed earnings of foreign subsidiaries is not practicable due to the complexity of the structure of our group of subsidiaries for tax purposes and the difficulty of projecting the amount of future tax liability.

c.	Net operating loss carryforwards:

As of December 31, 2015, certain Israeli subsidiaries of the Company had operating loss carryforwards of $  14,084, which can be carried forward and offset against taxable income in the future for an indefinite period.

The Company's subsidiaries in Europe had estimated total available tax loss carryforwards of $  4,673 as of December 31, 2015, to offset against future taxable income.

The Company's subsidiaries in the U.S. had estimated total available tax loss carryforwards of $  255 as of December 31, 2015, which can be carried forward and offset against taxable income for a period of up to 20 years, from the year the loss was incurred.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions ("annual limitations") of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

d.	Income before taxes on income:

	Year ended December 31,
	2013	2014	2015

Domestic	$16,165	$14,690	$18,350
Foreign	2,266	4,183	2,407

	$18,431	$18,873	$20,757

e.	Taxes on income:

Taxes on income (tax benefit) consist of the following:

	Year ended December 31,
	2013	2014	2015
Current:
Domestic	$(1,277)	$241	$3,466
Foreign	781	689	880

	(496)	930	4,346
Deferred taxes:
Domestic	2,673	2,575	(500)
Foreign	(602)	(1,198)	(165)

	2,071	1,377	(665)

Taxes on income (tax benefit)	$1,575	$2,307	$3,681

f.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2014	2015

Net operating loss carryforwards	$4,627	$5,104
Allowances, reserves and intangible assets	1,080	1,826

Deferred tax assets before valuation allowance	5,707	6,930
Less - valuation allowance	(3,570)	(4,107)

Deferred tax assets, net	$2,137	$2,823

	December 31,
	2014	2015

Long-term tax assets	$2,137	$2,823
Long-term tax liabilities	(4,846)	(5,726)

Net deferred tax liabilities	$(2,709)	$(2,903)

Deferred tax liabilities are in respect of acquired intangible assets and capitalized software costs.

g.	Reconciliation of the theoretical tax expense to the actual tax expense:

Reconciling items between the 2013, 2014 and 2015 statutory tax rate (25%, 26.5% and 26.5%, respectively) of the Company and the effective tax rate is presented in the following table:

	Year ended December 31,
	2013	2014	2015

Income before taxes, as reported in the consolidated statements of income	$18,431	$18,873	$20,757

Statutory tax rate	25%	26.5%	26.5%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$4,609	$5,001	$5,501
Tax adjustment in respect of different tax rates	484	80	(923)
Deferred taxes on losses for which full valuation allowance was provided in the past	(304)	236	131
Tax-deductible costs, not included in the accounting costs	-	-	(733)
Tax benefits in respect of prior years, net	203	(516)	(133)
Nondeductible expenses	95	82	177
Uncertain tax position and other differences	(3,512)	(2,576)	(339)

Income tax	$1,575	$2,307	$3,681

h.
The Company applies ASC 740, "Income Taxes" with regards to tax uncertainties. During the years ended December 31, 2013 and 2014, the Company recorded $  2,811, $  156 of tax income, respectively, and $ 324 of tax expenses recorded during the year ended December, 31, 2015, as a result of this application.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Gross unrecognized tax benefits at January 1, 2013	$3,309

Decrease in tax positions taken in prior years	(2,811)

Gross unrecognized tax benefits at December 31, 2013	498

Decrease in tax positions taken in prior years	(156)

Gross unrecognized tax benefits at December 31, 2014	342

Increase in tax positions taken in prior years	469

Decrease in tax positions taken in prior years	(145)

Gross unrecognized tax benefits at December 31, 2015	$666

As of December 31, 2015, the entire amount of unrecognized tax benefit could affect the Company's income tax provision and the effective tax rate.